Operating leases and finance leases (Detail 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Gross operating lease expense recognized in the income statement	$ 766	$ 739	$ 757
Sublease rental income	52	68	79
Net operating lease expense recognized in the income statement	714	671	678
UBS AG
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Gross operating lease expense recognized in the income statement	663	697	745
Sublease rental income	52	68	79
Net operating lease expense recognized in the income statement	$ 611	$ 629	$ 666